WILSHIRE VARIABLE INSURANCE TRUST
                                  (THE "TRUST")


       SUPPLEMENT DATED APRIL 3, 2007 TO THE PROSPECTUS DATED MAY 1, 2006


THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.



Effective March 30, 2007 BlackRock Financial Management, Inc. ("BlackRock") no longer acts as subadviser to the Income Fund. Western Asset Management Company and Western Asset Management Company Limited continue as subadvisers to the Income Fund. All references to BlackRock in the prospectus should be deleted.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS OF THE TRUST
                              FOR FUTURE REFERENCE

                        WILSHIRE VARIABLE INSURANCE TRUST
                                  (THE "TRUST")

                         SUPPLEMENT DATED APRIL 3, 2007
             TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST
                                DATED MAY 1, 2006

THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.



Effective March 30, 2007 BlackRock Financial Management, Inc. ("BlackRock") no longer acts as subadviser to the Income Fund. Western Asset Management Company and Western Asset Management Company Limited continue as subadvisers to the Income Fund. All references to BlackRock in the Statement of Additional Information should be deleted.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST
                              FOR FUTURE REFERENCE